Medical Claims and Benefits Payable - Medical Claims and Future Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Fee-for-service claims incurred but not paid (IBNP)	$ 1,292	$ 1,191	$ 871	$ 424
Pharmacy payable	103	88	71	45
Capitation payable	37	140	28	20
Other	334	266	231	181
Medical claims and benefits payable	$ 1,766	$ 1,685	$ 1,201	$ 670	$ 495